LEASES (Schedule of Future Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 262
2022	121
2023	24
Total future lease payments	407
Less imputed interest	(18)
Total lease liability balance	$ 389	$ 433